COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2018
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of Common Shares

	Number of Shares	Amount
	(thousands)	(millions of Canadian $)

Outstanding at January 1, 2016	702,614	12,102
Issued under public offerings[1]	156,825	7,752
Dividend reinvestment and share purchase plan	2,942	177
Exercise of options	1,683	74
Repurchase of shares	(305)	(6)
Outstanding at December 31, 2016	863,759	20,099
Dividend reinvestment and share purchase plan	12,824	790
At-the-market equity issuance program[1]	3,462	216
Exercise of options	1,331	62
Outstanding at December 31, 2017	881,376	21,167
At-the-market equity issuance program[1]	20,050	1,118
Dividend reinvestment and share purchase plan	15,937	855
Exercise of options	734	34
Outstanding at December 31, 2018	918,097	23,174

1	Net of issue costs and deferred income taxes.

Schedule of Weighted Average Shares

Weighted Average Common Shares Outstanding
(millions)	2018	2017	2016

Basic	902	872	759
Diluted	903	874	760

Schedule of Stock Options Activity

	Number of Options (thousands)	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life (years)
Options outstanding at January 1, 2018	11,026	$51.38
Options granted	2,250	$56.89
Options exercised	(734)	$42.65
Options forfeited/expired	(138)	$57.23
Options Outstanding at December 31, 2018	12,404	$52.83	3.6
Options Exercisable at December 31, 2018	8,189	$50.72	2.6

Schedule of Options Valuation Assumptions
The Company used a binomial model for determining the fair value of options granted applying the following weighted average assumptions:

year ended December 31	2018	2017	2016

Weighted average fair value	$5.80	$7.22	$5.67
Expected life (years)[1]	5.7	5.7	5.8
Interest rate	2.1%	1.2%	0.7%
Volatility[2]	16%	18%	21%
Dividend yield	4.2%	3.6%	4.9%
Forfeiture rate[3]	—	—	5%

1	Expected life is based on historical exercise activity.

2	Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.

3	On January 1, 2017, TransCanada made an election to account for forfeitures when they occur as a result of new GAAP guidance.

Schedule of Additional Option Information
The following table summarizes additional stock option information:

year ended December 31	2018	2017	2016
(millions of Canadian $, unless otherwise noted)

Total intrinsic value of options exercised	10	28	31
Fair value of options that have vested	101	140	126
Total options vested	2.1 million	2.3 million	2.1 million